Related Party Transactions - Summary of Significant Related Party Transaction (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Transactions Between Related Parties [Line Items]
Operating expenses recharged by Tencent Group	¥ 4,676	¥ 5,018	¥ 5,557
Promotion and advertising expenses	611	603	852
Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Operating expenses recharged by Tencent Group	798	1,188	1,272
Promotion and advertising expenses	959	755	556
Tencent Group [Member] | Online Music Services [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group (note)	188	172	338
Tencent Group [Member] | Online Music Services to Company Associates and Associates of Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group (note)	365	397	276
Tencent Group [Member] | Social Entertainment Services and Others to The Company's Associates and Associates of Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group (note)	43	55	71
Associates
Disclosure Of Transactions Between Related Parties [Line Items]
Content royalties to Tencent Group, the Company's associates and associates of Tencent Group	642	796	612
Other costs to the Company's associates and associates of Tencent Group	¥ 138	¥ 26	¥ 68